EATON VANCE EMERGING MARKETS
INCOME FUND

Supplement to Prospectus
dated June 27, 2007

EATON VANCE GLOBAL MACRO FUND
EATON VANCE INTERNATIONAL
INCOME FUND

Supplement to Prospectus
dated June 27, 2007
as revised August 14, 2007

John R. Baur and Michael A. Cirami have joined Mark S. Venezia as portolio managers of Eaton Vance Emerging Markets Income Fund and Emerging Markets Income Portfolio; Eaton Vance Global Macro Fund and Global Macro Portfolio; and Eaton Vance International Income Fund and International Income Portfolio. Mr. Baur is a Vice President of Eaton Vance and has been an employee since 2005. He attended the Johnson Graduate School of Management at Cornell University (2003-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. (since 2000). Mr. Cirami also is a Vice President of Eaton Vance and has been an employee since 2003. He attended the William E. Simon Graduate School of Business Administration at the University of Rochester (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxemburg since 2000.

January 28, 2008

EMIGMIIPS

EATON VANCE EMERGING MARKETS INCOME FUND EATON VANCE GLOBAL MACRO FUND EATON VANCE INTERNATIONAL INCOME FUND Supplement to Statement of Additional Information dated June 27, 2007

The following replaces the first section in "Portfolio Manager" under "Investment Advisory and Administrative Services".

Portfolio Manager. The portfolio managers of the Funds and Portfolios are Mark S. Venezia, John R. Baur and Michael A. Cirami. Mr. Venezia manages other investment companies and/or investment accounts in addition to each Fund and Portfolio. The following table shows, as of October 31, 2007, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Mark S. Venezia
Registered Investment Companies	7	$2,307.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
John R. Baur**
Registered Investment Companies	3	$ 1.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Michael A. Cirami**
Registered Investment Companies	3	$ 1.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*	In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

**	As of December 31, 2007.

The following table shows the dollar range of shares beneficially owned of each Fund by each portfolio manager as of each Fund’s most recent fiscal year ended October 31, 2007 and in all Eaton Vance Funds as of December 31, 2007. Interests in the Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity Securities
	Dollar Range of Equity Securities	Owned in all Registered Funds in the Eaton
Fund Name and Portfolio Manager	Owned in the Fund	Vance Family of Funds
Emerging Markets Income Fund
Mark S. Venezia	None	$100,001 - $500,000
John R. Baur*	None	$10,001 - $50,000
Michael A. Cirami*	None	$10,001 - $50,000
Global Macro Fund
Mark S. Venezia	None	$100,001 - $500,000
John R. Baur*	None	$10,001 - $50,000
Michael A. Cirami*	None	$10,001 - $50,000
International Income Fund
Mark S. Venezia	None	$100,001 - $500,000
John R. Baur*	None	$10,001 - $50,000
Michael A. Cirami*	None	$10,001 - $50,000
* As of December 31, 2007.

January 28, 2008